SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 2-14213

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 80                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-0816

     Amendment No. 80                                                 [X]

                        (Check appropriate box or boxes.)


                       AMERICAN CENTURY MUTUAL FUNDS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


            William M. Lyons, 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: February 16, 1999

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [X] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
The Statement of Additional Information of American Century Mutual Funds, Inc. dated January 29, 1999 is incorporated herein by reference to the Registrants filing pursuant to Rule 485(a) on November 30, 1998 (accession #0000100334-98-000025).

[american century logo(reg.sm)]
American
Century

Prospectus

February 15, 1999
--------------------------------------------------------------------------------

AMERICAN CENTURY

Tax-Managed Value Fund

Investor Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.





Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o    The fund's' primary investments and risks
o    A description of who may or may not want to invest in the fund
o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's' benchmarks
o    An overview of ways to best manage your accounts
o    Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m. Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.







Table of Contents

An Overview of the Fund...............................2

Fees and Expenses.....................................3

Detailed Information about the Fund...................4

Management............................................7

Investing with American Century......................10

Share Price and Distributions........................13

Taxes................................................14



Fund Reference
                                Fund Code       Ticker   Newspaper Listing
------------------------------------------------------------------------------
Tax-Managed Value Fund

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions to key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS








An Overview of the Fund

What are the fund's investment goals?

The Tax-Managed Value Fund seeks long-term capital growth by investing primarily in common stocks while attempting to minimize the impact of federal taxes on shareholder returns.

What are the fund's primary investment strategy and principal risks?

The fund manager uses a value investment strategy that invests primarily in stocks of medium to large companies that the fund manager believes are undervalued at the time of purchase. In selecting stocks, the fund looks for companies that are temporarily out of favor in, or whose value is not yet recognized by, the market. The fund manager will attempt to minimize taxable distributions to fund shareholders. A more detailed description of American Century's tax-efficient investment strategy begins on page XX.

The fund's principal risks include:

o Market Risk       The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

o Price Volatility  The value of the fund's shares may  fluctuate  significantly in the short-term.

o Principal Loss    As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the fund?

The fund may be a good investment if you are

0    seeking long-term capital growth from your investment

0    seeking lower taxable distributions than a traditional equity fund

0    comfortable with the fund's short-term price volatility

0    comfortable with the risks associated with the fund's investment strategy

Who may not want to invest in the fund?

The fund may not be a good investment if you are

0    investing through an IRA or other tax-advantaged retirement plan

0    seeking current income from your investment

0    investing for a short period of time

0    uncomfortable with short-term volatility in the value of your investment

**********LEFT MARGIN CALLOUTS

* An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

**********END LEFT MARGIN CALLOUTS

2        American Century Investments                             1-800-345-2021







Fees and Expenses

There are no sales loads or fees or other charges

0    to buy fund shares directly from American Century

0    to reinvest dividends in additional shares

0    to exchange into the Investor Class shares of other American Century funds.

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses (fees paid directly from your investment):
                                           Redemption Fee (as a percentage of
                                           amount redeemed)
------------------------------------------ -------------------------------------
Tax-Efficient Fund
     Shares held for less than one year    [XX%]
     Shares held for at one year or more   None
------------------------------------------ -------------------------------------


Annual Operating Expenses (expenses that are deducted from fund assets):

                        Management Fee1       Distribution and Service   Other           Total Annual Fund
                                              (12b-1) Fees               Expenses2       Operating Expenses
----------------------- --------------------- -------------------------- --------------- ----------------------
Tax-Efficient Fund      1.20%                 None                       0.00%           1.20%
----------------------- --------------------- -------------------------- --------------- ----------------------

1 A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager.

2 Other expenses include the fees and expenses of the fund's independent directors, its legal counsel, interest and extraordinary expenses and are estimated to be less than 0.005% of the fund's assets during the fund's first fiscal year.

Example of Hypothetical Fund Costs

The examples in the table below are intended to help you compare the costs of investing in the Tax-Managed Value Fund with those of other mutual funds. Assuming you

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year and
o        incur the same operating expenses shown above,

your cost of investing in the fund would be:

                                     1 Year   3 Years
----------------------------- -- --- -------- ----------
Tax-Managed Value Fund               $XX      $XX
----------------------------- -- --- -------- ----------

You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:

                                     1 Year   3 Years
----------------------------- -- --- -------- ----------
Tax-Managed Value Fund               $XX      $XX
----------------------------- -- --- -------- ----------

**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS

www.americancentury.com                     American Century Investments       3





Detailed Information about the Fund

What is the fund's investment objective?

The fund seeks long-term capital growth. This is a fundamental policy and cannot be changed without shareholder approval.

How does the fund pursue its investment objective?

The fund manager seeks to achieve its objective by investing primarily in common stocks. The fund manager will also attempt to minimize the impact of federal income taxes on shareholder returns by attempting to minimize taxable distributions to shareholders.

The fund manager uses a value investment strategy to look for stocks of medium to large companies that the fund manager believes are undervalued at the time of purchase. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by other investors. To identify these companies, the fund manager looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices.

To minimize taxable distributions, the fund manager employs the following tax-sensitive techniques that may, from time to time, be inconsistent with the fund's objective of long-term capital growth:

0 The fund manager seeks to minimize realized capital gains by keeping portfolio turnover low and generally holding its investments for long periods.

0 The fund manager seeks to minimize realized capital gains when selling the shares of a specific company by analyzing the fund's holdings of that company to determine which shares were purchased at what price and typically selling those shares bought at the highest price.

0 The fund manager may seek to minimize realized capital gains by selling securities to realize capital losses. Realized capital losses can offset realized capital gains, thereby reducing capital gains distributions to the fund's shareholders.

0 The fund manager seeks to minimize taxable dividend income when possible by investing in stocks with lower dividend yields.

While the fund seeks to minimize taxable distributions to shareholders, it may realize taxable gains and earn some dividends. For example, the fund manager may elect to sell a security, even if it results in a taxable gain, if it determines the tax impact of the sale is outweighed by the investment risk of holding the security or by the availability of a replacement security which has a better potential return. In addition, redemptions by fund shareholders could require the fund to sell securities, potentially resulting in capital gains. At the fund manager's discretion, payment of the redemption price may, under certain circumstances, be made in whole or in part by a distribution in kind of securities from the fund, in lieu of cash. See "Redemptions - Special Requirements for Large Redemptions" on page 12. Because the fund is managed to provide high after-tax returns, it may not provide as high a pre-tax return as other funds. For more information regarding applicable taxes, see "Taxes" on page XX.

Investors who frequently redeem their shares generate additional transactional costs for the fund and may cause the fund to recognize capital gains and greater brokerage commissions which must be borne by the fund's remaining shareholders. To encourage long-term investing, the fund applies a XX% redemption fee to shares held for less than one year. In determining the holding period for shares, the fund will use the "first-in, first-out" method. In other words, when a shareholder redeems or exchanges shares, the fund will first redeem or exchange those shares with the earliest purchase date. If the shareholder has held these shares for at least one year, the fund will not apply a redemption fee to the redeemed shares. The fees will be paid directly to the fund and will be used to help reimburse the fund for costs incurred by the fund when buying and selling securities.

4        American Century Investments                             1-800-345-2021





What kinds of securities does the fund buy?

The fund will usually purchase common stocks of U.S. and foreign companies, but can purchase other types of securities, as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. The fund limits its purchase of debt securities to investment-grade obligations.

What are the primary risks of investing in the fund?

o As with all funds, at any given time, the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.
o An investment in the fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
o If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.
o Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.
o While the fund seeks to minimize taxable distributions to shareholders, it, may realize capital gains on the sale of investment securities and earn dividend income. For example, the fund manager may elect to sell a security even if it results in a taxable gain if it determines the tax impact is outweighed by the investment risk of the security or by the availability of replacement securities which are of a better value after considering the tax effect of the sale. Federal tax laws require the fund to make distributions of such gains and income to its shareholders. Distributions may be taxable as ordinary income, capital gains, or a combination of the two.

In summary, the Tax-Efficient Fund is intended for investors who are seeking long-term capital growth on an after-tax basis through a value-style equity fund and who are willing to accept the risks associated with that investment strategy.



www.americancentury.com             American Century Investments             5







Performance History

As a new fund, the fund's performance history is not available as of the date of this prospectus.

********** LEFT MARGIN CALLOUTS

* Please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com. for current performance information.

**********END LEFT MARGIN CALLOUTS


6        American Century Investments                          1-800-345-2021





Management

Who manages the fund?

The Board of Directors, investment advisor and portfolio management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than half of the Directors are independent of the fund's advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor manages the investment portfolios of the fund and directs the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee of 1.20% of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including counsel fees) and extraordinary expenses.



www.americancentury.com                 American Century Investments   7





The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

Portfolio manager members of the investment team include:

Mark Mallon, Senior Vice President, Managing Director and Portfolio Manager, joined American Century in April 1997. From August 1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990.

**********LEFT MARGIN CALLOUTS

*    Code of Ethics

     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS

8        American Century Investments                            1-800-345-2021





Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The fund manager has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund manager may consider when making investment decisions, and other factors may receive greater weight.

www.americancentury.com                    American Century Investments       9





Investing with American Century

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose to do business in writing only, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
1-800-345-2021                     If you are a current investor, you             Call us or use our Automated Information Line
7 a.m. to 7 p.m.                   can open an account by exchanging              if you have authorized us to withdraw from
Central time                       shares from another American Century           your bank account.
                                   account. (This service is not
Automated Information Line         available if you have chosen to do             Sell shares
1-800-345-8765                     business in writing only.)                     Call an Investor Services Representative.
24 hours
                                   Exchange shares
                                   Call us or use our Automated
                                   Information Line if you have authorized us to
                                   accept telephone instructions.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
PO Box 419200                      Send a signed and completed                    Send us your check or money order for at
Kansas City, MO 64141-6200         application and check or money order           least $50 with an  investment slip or $250
                                   payable to American Century                    without an investment slip. If you don't have
Fax 816-340-7962                   Investments.                                   an investment slip, include your name,
                                                                                  address, and account number on your check or
                                   Exchange shares                                money order.
                                   Send us written instructions to
                                   exchange your shares from one                  Sell shares
                                   American Century account to another.           Send us written instructions to sell shares
                                                                                  or send us a redemption form. Call an
                                                                                  Investor Services Representative to request a
                                                                                  form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
Online                             Open an account                                Make additional investments
www.americancentury.com            If you are a current investor, you             Follow the wire instructions provided in the
                                   can open an account by exchanging              Open an account section
                                   shares from another American Century
                                   account. (This service is not                  Sell shares
                                   available if you have chosen to do             Not available.
                                   business in writing only.)

                                   Exchange shares
                                   Exchange shares from another American Century account.

10       American Century Investments                             1-800-345-2021





A Note about Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

Your Guide to Services and Policies

When you open an account, you will receive an Investor Services Guide, which explains the services available to you and the policies of the fund and the transfer agent.

By wire                          Open an account                                  Make additional investments
Commerce Bank N.A.               Call us to set up your account or mail           Follow the wire instructions provided in the
Routing No. 101000019            a completed application to the address           Open an account section
ACMF Account No. 2804918         provided above and give your bank:
                                 o  The fund name                                 Sell shares
F    Please remember that        o  Your American Century account number          You can receive redemption proceeds by
if you  request                  o  Name of the investor                          wire or electronic transfer. (This
redemptions by wire, $10         o  The contribution year (for IRAs only)         service is not available if you have
will be deducted from the                                                         chosen to do business in writing only.)
amount  wired.  Your bank        Exchange shares
also may charge a fee.           Not available.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   Select "Establish Automatic Investments" on
                                                                                  your application to make automatic purchases
                                 Sell shares                                      of shares on a regular basis. You must invest
                                 If you have at least $10,000 in your             at least $600 per year per account.
                                 account, sell shares automatically by
                                 Check-a-Month, or by Automatic                   Exchange shares
                                 Redemption.                                      Send us written instructions to exchange your
                                                                                  shares from one American Century account to
                                                                                  another.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
In Person                        If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, sell or exchange shares.
                                 Here are the Investor Centers you can visit:

                                 4500 Main Street                        4917 Town Center Dr.
                                 Kansas City, Missouri                   Leawood, Kansas

                                 1665 Charleston Road                    2000 S. Colorado Blvd.
                                 Mountain View, California               Denver, Colorado

www.americancentury.com                     American Century Investments      11





Minimum Initial Investment Amounts

To open an account the minimum investment is as follows for:
--------------------------------------------------------------------------------
Individual or Joint                                                $10,000
Traditional IRA                                                    $10,000
Roth IRA                                                           $10,000
Education IRA                                                      $10,000
UGMA/UTMA                                                          $10,000
403(b)                                                             $10,000

Redemptions

If you sell your shares of the Tax-Managed Value Fund within one year of their purchase, you will pay a redemption fee of XX% of the value of the shares sold. The redemption fees help cover transaction and tax costs long-term investors may bear when the fund realizes capital gains as a result of selling securities to meet shareholder redemptions.

Redemption of shares in low-balance accounts

If your account falls below the minimum balance we will notify you and give you 90 days to meet the minimum or, for most types of equity accounts, to establish an automatic monthly investment. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.


Special requirements for large redemptions

The fund has elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates the fund to make certain redemptions in cash. This requirement applies when a shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. American Century reserves the right at its sole discretion to honor these redemptions by making payment in whole or in part in readily marketable securities chosen by the fund manager (a "redemption-in-kind"). A redemption-in-kind payment can help the fund, and the remaining shareholders, avoid tax liabilities that might otherwise have been incurred.

If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We will provide these securities to the redeeming plan participant or financial intermediary in lieu of cash without prior notice. If payment is made in securities, a shareholder may incur brokerage or other transaction costs in converting these securities to cash. If you receive a redemption-in-kind payment, you may contact American Century Brokerage at 1-888-345-2171 to assist you with selling the securities you receive.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This policy minimizes the effect of the redemption on the fund and its remaining shareholders.


Investing Through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o        minimum investment requirements
o        exchange policies
o        fund choices
o        cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries in which they represent that they will track the time investment orders are received. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time net asset value is determined. Such orders will be priced at the net asset value next determined after acceptance of the order on a fund's behalf.

**********LEFT MARGIN CALLOUTS

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS

12       American Century Investments                             1-800-345-2021





Share Price and Distributions

Share Price

We determine the net asset value of the fund as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of the fund's investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by the fund are not readily available from an independent pricing service, the fund manager may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's net asset value is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. While the fund seeks to minimize taxable distributions, it, from time-to-time, may realize some capital gains on the sale of investment securities and earn dividend income and interest. Each fund generally pays distributions of capital gains, if any, once a year in December. They may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will begin to participate in fund distributions the day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem. If you redeem all shares, we will include the distribution on the redeemed with your redemption proceeds.

Shareholders must reinvest all distributions. Please consult our Investor Services Guide for further information regarding distributions.


**********LEFT MARGIN CALLOUTS

The net asset value of the fund is the price of the fund's shares and is calculated by determining the net assets of the fund and dividing by the number of shares outstanding.

Capital gains is the increase in the value of a capital asset, such as stock, from the time it is purchased. Tax becomes due on capital gains once the asset is sold.

**********END LEFT MARGIN CALLOUTS

www.americancentury.com                     American Century Investments      13





Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts.

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of distributions

While the fund seeks to maximize long-term capital growth while minimizing taxable distributions, the fund may make distributions to its shareholders. For example, the fund manager may elect to sell a security even if it results in a taxable gain if it determines the tax impact is outweighed by the investment risk of the security or by the availability of replacement securities which are of a better value after considering the tax effect of the sale.

Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated by the sale of fund investments. Distribution of capital gains are classified either as short-term or long-term and are tax as follows:

Type of distribution           Tax rate for 15% bracket       Tax rate for 28% bracket or above
---------------------------- ------------------------------ ---------------------------------------
Short-term capital gains         Ordinary income rate                Ordinary income rate
Long-term capital gains                   10%                                20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will send you a detail of the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions may also be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions.

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" are gains on fund shares held less than or equal to 12 months. "Long-term capital gains" are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.


**********LEFT MARGIN CALLOUTS

*    Buying a Dividend

     While the fund seeks to maximize long-term capital growth while minimizing taxable distributions, the fund may make distributions to its shareholders. Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

**********END LEFT MARGIN CALLOUTS


Multiple Class Information

American Century offers three classes of funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other classes of shares primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3553 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only difference among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

14       American Century Investments                             1-800-345-2021







American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

www.americancentury.com

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Institutional, Corporate, Keogh,
SEP/SARSEP, SIMPLE and 403(b) Services
1-800-345-3533

More information about the fund is contained in these documents:

Annual  and  Semiannual  Reports.  Contain  more  information  about the  fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month fiscal period.

Statement of Additional Information (SAI). Contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You can also get information about the fund (including the SAI) from the SEC.

v In person. Go to the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information about location and hours of operation.

v    On the internet. Go to www.sec.gov.

v By mail. Write to Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009. The SEC will charge a fee for copying the documents you request.

Investment Company Act File No. 811-0816

[american century logo(reg.sm)]
American
Century

Prospectus


February 15, 1999
--------------------------------------------------------------------------------

AMERICAN CENTURY

Tax-Managed Value Fund

Advisor Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.






Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o    The fund's' primary investments and risks
o    A description of who may or may not want to invest in the fund
o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's' benchmarks
o    An overview of ways to best manage your accounts
o    Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m. Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.






Table of Contents

An Overview of the Fund.....................................2

Fees and Expenses...........................................3

Detailed Information about the Fund.........................4

Management..................................................7

Investiing with American Century...........................10

Share Price and Distributions..............................13

Taxes......................................................14

Multiple Class Information.................................14


Fund Reference
                              Fund Code    Ticker
----------------------------------------------------
Tax-Managed Value Fund

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions to key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS








An Overview of the Fund

What are the fund's investment goals?

The Tax-Managed Value Fund seeks long-term capital growth by investing primarily in common stocks while attempting to minimize the impact of federal taxes on shareholder returns.

What are the fund's primary investment strategy and principal risks?

The fund manager uses a value investment strategy that invests primarily in stocks of medium to large companies that the fund manager believes are undervalued at the time of purchase. In selecting stocks, the fund looks for companies that are temporarily out of favor in, or whose value is not yet recognized by, the market. The fund manager will attempt to minimize taxable distributions to fund shareholders. A more detailed description of American Century's tax-efficient investment strategy begins on page XX.

The fund's principal risks include:

o Market Risk       The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

o Price Volatility  The value of the fund's shares may  fluctuate  significantly in the short-term.

o Principal Loss    As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the fund?

The fund may be a good investment if you are

0    seeking long-term capital growth from your investment

0    seeking lower taxable distributions than a traditional equity fund

0    comfortable with the fund's short-term price volatility

0    comfortable with the risks associated with the fund's investment strategy

Who may not want to invest in the fund?

The fund may not be a good investment if you are

0    investing through an IRA or other tax-advantaged retirement plan

0    seeking current income from your investment

0    investing for a short period of time

0    uncomfortable with short-term volatility in the value of your investment

**********LEFT MARGIN CALLOUTS

* An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

**********END LEFT MARGIN CALLOUTS

2        American Century Investments                            1-800-345-2021







Fees and Expenses

There are no sales loads or fees or other charges

0    to buy fund shares directly from American Century

0    to reinvest dividends in additional shares

0 to exchange into the Institutional Class shares of other American Century funds.

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses (fees paid directly from your investment):
                                           Redemption Fee (as a percentage of
                                           amount redeemed)
------------------------------------------ -------------------------------------
Tax-Efficient Fund
     Shares held for less than one year    [XX%]
     Shares held for at one year or more   None
------------------------------------------ -------------------------------------


Annual Operating Expenses (expenses that are deducted from fund assets):

                          Management Fee     Distribution and          Other Expenses2   Total Annual Fund
                                             Service (12b-1) Fees1                       Operating Expenses
------------------------- ------------------ ------------------------- ----------------- -----------------------
Tax-Efficient Fund        0.95%              0.50%                   0.00%               1.45%
------------------------- ------------------ ----------------------- ------------------- -----------------------

1 The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page xx.

2 Other expenses include the fees and expenses of the fund's independent directors, its legal counsel, interest and extraordinary expenses and are estimated to be less than 0.005% of the fund's assets during the fund's first fiscal year.

Example of Hypothetical Fund Costs

The examples in the table below are intended to help you compare the costs of investing in the Tax-Managed Value Fund with those of other mutual funds. Assuming you

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year and
o        incur the same operating expenses shown above,

your cost of investing in the fund would be:

                                     1 Year   3 Years
----------------------------- -- --- -------- ----------
Tax-Managed Value Fund               $XX      $XX
----------------------------- -- --- -------- ----------

You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:

                                     1 Year   3 Years
----------------------------- -- --- -------- ----------
Tax-Managed Value Fund               $XX      $XX
----------------------------- -- --- -------- ----------

**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS

www.americancentury.com                     American Century Investments       3





Detailed Information about the Fund

What  is the fund's investment objective?

The fund seeks long-term capital growth. This is a fundamental policy and cannot be changed without shareholder approval.

How does the fund pursue its investment objective?

The fund manager seeks to achieve its objective by investing primarily in common stocks. The fund manager will also attempt to minimize the impact of federal income taxes on shareholder returns by attempting to minimize taxable distributions to shareholders.

The fund manager uses a value investment strategy to look for stocks of medium to large companies that the fund manager believes are undervalued at the time of purchase. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by other investors. To identify these companies, the fund manager looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices.

To minimize taxable distributions, the fund manager employs the following tax-sensitive techniques that may, from time to time, be inconsistent with the fund's objective of long-term capital growth:

0 The fund manager seeks to minimize realized capital gains by keeping portfolio turnover low and generally holding its investments for long periods.

0 The fund manager seeks to minimize realized capital gains when selling specific stock by analyzing the fund's holdings of that company to determine which shares were purchased at what price and typically selling those shares bought at the highest price.

0 The fund manager may seek to minimize realized capital gains by selling securities to realize capital losses. Realized capital losses can offset realized capital gains, thereby reducing capital gains distributions to the fund's shareholders.

0 The fund manager seeks to minimize taxable dividend income when possible by investing in stocks with lower dividend yields.

While the fund seeks to minimize taxable distributions to shareholders, it may realize taxable gains and earn some dividends. For example, the fund manager may elect to sell a security, even if it results in a taxable gain, if it determines the tax impact of the sale is outweighed by the investment risk of holding the security or by the availability of a replacement security which has a better potential return. In addition, redemptions by fund shareholders could require the fund to sell securities, potentially resulting in capital gains. At the fund manager's discretion, payment of the redemption price may, under certain circumstances, be made in whole or in part by a distribution in kind of securities from the fund, in lieu of cash. See "Redemptions - Special Requirements for Large Redemptions" on page 12. Because the fund is managed to provide high after-tax returns, it may not provide as high a pre-tax return as other funds. For more information regarding applicable taxes, see "Taxes" on page XX.

Investors who frequently redeem their shares generate additional transactional costs for the fund and may cause the fund to recognize capital gains and greater brokerage commissions which must be borne by the fund's remaining shareholders. To encourage long-term investing, the fund applies a XX% redemption fee to shares held for less than one year. In determining the holding period for shares, the fund will use the "first-in, first-out" method. In other words, when a shareholder redeems or exchanges shares, the fund will first redeem or exchange those shares with the earliest purchase date. If the shareholder has held these shares for at least one year, the fund will not apply a redemption fee to the redeemed shares. The fees will be paid directly to the fund and will be used to help reimburse the fund for costs incurred by the fund when buying and selling securities.

4        American Century Investments                             1-800-345-2021





What kinds of securities does the fund buy?

The fund will usually purchase common stocks of U.S. and foreign companies, but can purchase other types of securities, as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. The fund limits its purchase of debt securities to investment-grade obligations.

What are the primary risks of investing in the fund?

o As with all funds, at any given time, the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.
o An investment in the fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
o If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.
o Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.
o While the fund seeks to minimize taxable distributions to shareholders, it, may realize capital gains on the sale of investment securities and earn dividend income. For example, the fund manager may elect to sell a security even if it results in a taxable gain if it determines the tax impact is outweighed by the investment risk of the security or by the availability of replacement securities which are of a better value after considering the tax effect of the sale. Federal tax laws require the fund to make distributions of such gains and income to its shareholders. Distributions may be taxable as ordinary income, capital gains, or a combination of the two.

In summary, the Tax-Efficient Fund is intended for investors who are seeking long-term capital growth on an after-tax basis through a value-style equity fund and who are willing to accept the risks associated with that investment strategy.



www.americancentury.com             American Century Investments              5







Performance History

As a new fund, the fund's performance history is not available as of the date of this prospectus.

*********LEFT MARGIN CALLOUTS

* Please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com. for current performance information.

**********END LEFT MARGIN CALLOUTS


6        American Century Investments                             1-800-345-2021





Management

Who manages the fund?

The Board of Directors, investment advisor and portfolio management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than half of the Directors are independent of the fund's advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor manages the investment portfolios of the fund and directs the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee of 1.45% of the average net assets of the Advisor Class of shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including counsel fees) and extraordinary expenses.



www.americancentury.com                    American Century Investments       7





The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

Portfolio manager members of the investment team include:

Mark Mallon, Senior Vice President, Managing Director and Portfolio Manager, joined American Century in April 1997. From August 1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990.

**********LEFT MARGIN CALLOUTS

*    Code of Ethics

     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS

8        American Century Investments                            1-800-345-2021





Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The fund manager has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund manager may consider when making investment decisions, and other factors may receive greater weight.

www.americancentury.com                     American Century Investments       9





Investing with American Century

Eligibility for Advisor Class Shares

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

Redemptions

If you sell your shares of the Tax-Managed Value Fund within one year of their purchase, you will pay a redemption fee of XX% of the value of the shares sold. The redemption fees help cover transaction and tax costs long-term investors may bear when the fund realizes capital gains as a result of selling securities to meet shareholder redemptions.

Investing Through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o        minimum investment requirements
o        exchange policies
o        fund choices
o        cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries in which they represent that they will track the time investment orders are received. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time net asset value is determined. Such orders will be priced at the net asset value next determined after acceptance of the order on a fund's behalf.


Special requirements for large redemptions

The fund has elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates the fund to make certain redemptions in cash. This requirement applies when a shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. American Century reserves the right at its sole discretion to honor these redemptions by making payment in whole or in part in readily marketable securities chosen by the fund manager (a "redemption-in-kind"). A redemption-in-kind payment can help the fund, and the remaining shareholders, avoid tax liabilities that might otherwise have been incurred.

If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We will provide these securities to the redeeming plan participant or financial intermediary in lieu of cash without prior notice. If payment is made in securities, a shareholder may incur brokerage or other transaction costs in converting these securities to cash. If you receive a redemption-in-kind payment, you may contact American Century Brokerage at 1-888-345-2171 to assist you with selling the securities you receive.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This policy minimizes the effect of the redemption on the fund and its remaining shareholders.


**********LEFT MARGIN CALLOUTS

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS

12       American Century Investments                            1-800-345-2021





Share Price and Distributions

Share Price

We determine the net asset value of the fund as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of the fund's investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by the fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's net asset value is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangement with the fund or the fund's distributor in order for you to receive that day's price.

We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. While the fund seeks to minimize taxable distributions, it, from time-to-time, may realize some capital gains on the sale of investment securities and earn dividend income and interest. Each fund generally pays distributions of capital gains, if any, once a year in December. They may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

Shareholders must reinvest all distributions. Please consult our Investor Services Guide for further information regarding distributions.

**********LEFT MARGIN CALLOUTS

The net asset value of the fund is the price of the fund's shares and is calculated by determining the net assets of the fund and dividing by the number of shares outstanding.

Capital gains is the increase in the value of a capital asset, such as stock, from the time it is purchased. Tax becomes due on capital gains once the asset is sold.

**********END LEFT MARGIN CALLOUTS

www.americancentury.com                     American Century Investments      13





Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts.

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of distributions

While the fund seeks to maximize long-term capital growth while minimizing taxable distributions, the fund may make distributions to its shareholders. For example, the fund manager may elect to sell a security even if it results in a taxable gain if it determines the tax impact is outweighed by the investment risk of the security or by the availability of replacement securities which are of a better value after considering the tax effect of the sale.

Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated by the sale of fund investments. Distribution of capital gains are classified either as short-term or long-term and are tax as follows:

Type of distribution            Tax rate for 15% bracket     Tax rate for 28% bracket or above
----------------------------- ----------------------------- -------------------------------------
Short-term capital gains          Ordinary income rate              Ordinary income rate
Long-term capital gains                   10%                               20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will send you a detail of the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions may also be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions.

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" are gains on fund shares held less than or equal to 12 months. "Long-term capital gains" are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.


**********LEFT MARGIN CALLOUTS

*    Buying a Dividend

     While the fund seeks to maximize long-term capital growth while minimizing taxable distributions, the fund may make distributions to its shareholders. Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

**********END LEFT MARGIN CALLOUTS



Multiple Class Information

American Century offers three classes of funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The fund may offer a different class of shares primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund pays an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure - Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.

14       American Century Investments                             1-800-345-2021







American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

Institutional Services
1-800-345-3533 or 816-531-5575

Fax
816-340-4655

www.americancentury.com

Telecommunications Device for the Deaf
1-800-345-1833 or 816-444-3038

Corporate, Not-for-Profit, Keogh,
SEP-, SARSEP, SIMPLE-IRA and 403(b) Services
1-800-345-3533

More information about the fund is contained in these documents:

Annual  and  Semiannual  Reports.  Contain  more  information  about the  fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month fiscal period.

Statement of Additional Information (SAI). Contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You can also get information about the fund (including the SAI) from the SEC.

v In person. Go to the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information about location and hours of operation.

v    On the internet. Go to www.sec.gov.

v By mail. Write to Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009. The SEC will charge a fee for copying the documents you request.

Investment Company Act File No. 811-0816

[american century logo(reg.sm)]
American
Century

Prospectus

February 15, 1999
--------------------------------------------------------------------------------

AMERICAN CENTURY

Tax-Managed Value Fund

INSTITUTIONAL Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.






Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o    The fund's' primary investments and risks
o    A description of who may or may not want to invest in the fund
o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's' benchmarks
o    An overview of ways to best manage your accounts
o    Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m. Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.








Table of Contents

An Overview of the Fund....................................2

Fees and Expenses..........................................3

Detailed Information about the Fund........................4

Management.................................................7

Investing with American Century...........................10

Share Price and Distributions.............................13

Taxes.....................................................14

Multiple Class Information ...............................14


Fund Reference
                              Fund Code    Ticker
----------------------------------------------------
Tax-Managed Value Fund

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions to key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS








An Overview of the Fund

What are the fund's investment goals?

The Tax-Managed Value Fund seeks long-term capital growth by investing primarily in common stocks while attempting to minimize the impact of federal taxes on shareholder returns.

What are the fund's primary investment strategy and principal risks?

The fund manager uses a value investment strategy that invests primarily in stocks of medium to large companies that the fund manager believes are undervalued at the time of purchase. In selecting stocks, the fund looks for companies that are temporarily out of favor in, or whose value is not yet recognized by, the market. The fund manager will attempt to minimize taxable distributions to fund shareholders. A more detailed description of American Century's tax-efficient investment strategy begins on page XX.

The fund's principal risks include:

o Market Risk       The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

o Price Volatility  The value of the fund's shares may  fluctuate  significantly in the short-term.

o Principal Loss    As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the fund?

The fund may be a good investment if you are

0    seeking long-term capital growth from your investment

0    seeking lower taxable distributions than a traditional equity fund

0    comfortable with the fund's short-term price volatility

0    comfortable with the risks associated with the fund's investment strategy

Who may not want to invest in the fund?

The fund may not be a good investment if you are

0    investing through an IRA or other tax-advantaged retirement plan

0    seeking current income from your investment

0    investing for a short period of time

0    uncomfortable with short-term volatility in the value of your investment

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*    An  investment  in the fund is not a bank  deposit  and is not  insured  or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

**********END LEFT MARGIN CALLOUTS

2        American Century Investments                             1-800-345-2021







Fees and Expenses

There are no sales loads or fees or other charges

0    to buy fund shares directly from American Century

0    to reinvest dividends in additional shares

0 to exchange into the Institutional Class shares of other American Century funds.

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses (fees paid directly from your investment):

                                           Redemption Fee (as a percentage
                                           of amount redeemed)
------------------------------------------ ----------------------------------
Tax-Efficient Fund
     Shares held for less than one year    [XX%]
     Shares held for at one year or more   None
------------------------------------------ ----------------------------------


Annual Operating Expenses (expenses that are deducted from fund assets):

                          Management Fee    Distribution and Service   Other Expenses1   Total Annual Fund
                                            (12b-1) Fees                                 Operating Expenses
------------------------- ----------------- -------------------------- ----------------- --------------------
Tax-Efficient Fund        1.00%             None                       0.00%             1.00%
------------------------- ----------------- -------------------------- ----------------- --------------------

1 Other expenses include the fees and expenses of the fund's independent directors, its legal counsel, interest and extraordinary expenses and are estimated to be less than 0.005% of the fund's assets during the fund's first fiscal year.

Example of Hypothetical Fund Costs

The examples in the table below are intended to help you compare the costs of investing in the Tax-Managed Value Fund with those of other mutual funds. Assuming you

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year and
o        incur the same operating expenses shown above,

your cost of investing in the fund would be:
                                      1 Year   3 Years
------------------------------ -- --- -------- ------------
Tax-Managed Value Fund                $XX      $XX
------------------------------ -- --- -------- ------------

You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:

                                      1 Year   3 Years
------------------------------ -- --- -------- ------------
Tax-Managed Value Fund                $XX      $XX
------------------------------ -- --- -------- ------------

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*    Use this  example to compare  the costs of  investing  in other  funds.  Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS

www.americancentury.com                     American Century Investments       3





Detailed Information about the Fund

What  is the fund's investment objective?

The fund seeks long-term capital growth. This is a fundamental policy and cannot be changed without shareholder approval.

How does the fund pursue its investment objective?

The fund manager seeks to achieve its objective by investing primarily in common stocks. The fund manager will also attempt to minimize the impact of federal income taxes on shareholder returns by attempting to minimize taxable distributions to shareholders.

The fund manager uses a value investment strategy to look for stocks of medium to large companies that the fund manager believes are undervalued at the time of purchase. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by other investors. To identify these companies, the fund manager looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices.

To minimize taxable distributions, the fund manager employs the following tax-sensitive techniques that may, from time to time, be inconsistent with the fund's objective of long-term capital growth:

0 The fund manager seeks to minimize realized capital gains by keeping portfolio turnover low and generally holding its investments for long periods.

0 The fund manager seeks to minimize realized capital gains when selling the shares of a specific company by analyzing the fund's holdings of that company to determine which shares were purchased at what price and typically selling those shares bought at the highest price.

0 The fund manager may seek to minimize realized capital gains by selling securities to realize capital losses. Realized capital losses can offset realized capital gains, thereby reducing capital gains distributions to the fund's shareholders.

0 The fund manager seeks to minimize taxable dividend income when possible by investing in stocks with lower dividend yields.

While the fund seeks to minimize taxable distributions to shareholders, it may realize taxable gains and earn some dividends. For example, the fund manager may elect to sell a security, even if it results in a taxable gain, if it determines the tax impact of the sale is outweighed by the investment risk of holding the security or by the availability of a replacement security which has a better potential return. In addition, redemptions by fund shareholders could require the fund to sell securities, potentially resulting in capital gains. At the fund manager's discretion, payment of the redemption price may, under certain circumstances, be made in whole or in part by a distribution in kind of securities from the fund, in lieu of cash. See "Redemptions - Special Requirements for Large Redemptions" on page 12. Because the fund is managed to provide high after-tax returns, it may not provide as high a pre-tax return as other funds. For more information regarding applicable taxes, see "Taxes" on page XX.

Investors who frequently redeem their shares generate additional transactional costs for the fund and may cause the fund to recognize capital gains and greater brokerage commissions which must be borne by the fund's remaining shareholders. To encourage long-term investing, the fund applies a XX% redemption fee to shares held for less than one year. In determining the holding period for shares, the fund will use the "first-in, first-out" method. In other words, when a shareholder redeems or exchanges shares, the fund will first redeem or exchange those shares with the earliest purchase date. If the shareholder has held these shares for at least one year, the fund will not apply a redemption fee to the redeemed shares. The fees will be paid directly to the fund and will be used to help reimburse the fund for costs incurred by the fund when buying and selling securities.

4        American Century Investments                             1-800-345-2021





What kinds of securities does the fund buy?

The fund will usually purchase common stocks of U.S. and foreign companies, but can purchase other types of securities, as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. The fund limits its purchase of debt securities to investment-grade obligations.

What are the primary risks of investing in the fund?

o As with all funds, at any given time, the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.
o An investment in the fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
o If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.
o Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.
o While the fund seeks to minimize taxable distributions to shareholders, it, may realize capital gains on the sale of investment securities and earn dividend income. For example, the fund manager may elect to sell a security even if it results in a taxable gain if it determines the tax impact is outweighed by the investment risk of the security or by the availability of replacement securities which are of a better value after considering the tax effect of the sale. Federal tax laws require the fund to make distributions of such gains and income to its shareholders. Distributions may be taxable as ordinary income, capital gains, or a combination of the two.

In summary, the Tax-Efficient Fund is intended for investors who are seeking long-term capital growth on an after-tax basis through a value-style equity fund and who are willing to accept the risks associated with that investment strategy.



www.americancentury.com             American Century Investments          5







Performance History

As a new fund, the fund's performance history is not available as of the date of this prospectus.

**********LEFT MARGIN CALLOUTS

* Please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com. for current performance information.

**********END LEFT MARGIN CALLOUTS


6        American Century Investments                            1-800-345-2021





Management

Who manages the fund?

The Board of Directors, investment advisor and portfolio management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than half of the Directors are independent of the fund's advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor manages the investment portfolios of the fund and directs the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee of 1.00% of the average net assets of the Institutional Class of shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including counsel fees) and extraordinary expenses.



www.americancentury.com                     American Century Investments       7





The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

Portfolio manager members of the investment team include:

Mark Mallon, Senior Vice President, Managing Director and Portfolio Manager, joined American Century in April 1997. From August 1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990.

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*    Code of Ethics

     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

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8        American Century Investments                           1-800-345-2021





Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The fund manager has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund manager may consider when making investment decisions, and other factors may receive greater weight.

www.americancentury.com                     American Century Investments       9





Investing with American Century

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts

The minimum investment is $5 million ($3 million for endowments and foundations) for the fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). Retirement plans may also be required to meet certain other requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

Redemption of shares in below-minimum accounts

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose to do business in writing only, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Institutional Services             If you are a current investor, you             Call us if you have authorized us to invest
1-800-345-3533                     can open an account by exchanging              from your bank account.
7 a.m. to 7 p.m. Central time      shares from another American Century
                                   account. (This service is not                  Sell shares
                                   available if you have chosen to do             Call an Institutional Service Representative.
                                   business in writing only.)

                                   Exchange shares
                                   Call us if you have  authorized  us to accept
                                   telephone instructions.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
PO Box 419385                      Send a signed and completed                    Send us your check or money order for at
Kansas City,  MO 64141-6385        application and check or money order           least $50 with an investment slip or $250
                                   payable to American Century                    without an investment slip. If you don't have
Fax 816-340-4655                   Investments.                                   an investment slip, include your name,
                                                                                  address and account number on your check or
                                   Exchange shares                                money order.
                                   Send us written instructions to
                                   exchange your shares from one                  Sell shares
                                   American Century account to another.           Send us written instructions to sell shares
                                                                                  or send us a redemption form. Call an
                                                                                  Institutional Service Representative to request a
                                                                                  form.






A Note About Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

Your Guide to Services and Policies

When you open an account, you will receive an Investor Services Guide, which explains the services available to you and the policies of the fund and the transfer agent.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
By wire                          Open an account                                  Make additional investments
                                 Call us to set up your account or mail           Follow the wire instructions provided in the
                                 a completed application to the address           "Open an account" section
                                 provided in the "By Mail" section and
                                 give your bank:                                  Sell shares
                                 o        Our bank information:                   You can receive redemption proceeds by
                                      *   Commerce Bank N.A.                      wire or electronic transfer.  (This
                                      *   Routing No. 101000019                   service is not available if you have
                                      *   ACMF Account No. 2804918                chosen to do business in writing only.)
                                 o        The fund name
                                 o        Your American Century account number
                                 o        Your name
                                 o        The contribution year (for IRAs only)
                                                                                  Exchange shares
                                                                                  Not available.
-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   Select "Establish Automatic Investments" on
                                                                                  your application to make automatic purchases
                                 Sell shares                                      of shares on a regular basis. You must invest
                                 If you have at least $10,000 in your             at least $600 per year per account.
                                 account, sell shares automatically by
                                 establishing Check-A-Month or Automatic          Exchange shares
                                 Redemption.                                      Send us written instructions to set up an
                                                                                  automatic exchange of your shares from one
                                                                                  American Century account to another.

Redemptions

If you sell your shares of the Tax-Managed Value Fund within one year of their purchase, you will pay a redemption fee of XX% of the value of the shares sold. The redemption fees help cover transaction and tax costs long-term investors may bear when the fund realizes capital gains as a result of selling securities to meet shareholder redemptions.

Investing Through Financial Intermediaries

If you own or are considering purchasing fund shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o        minimum investment requirements
o        exchange policies
o        fund choices
o        cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries in which they represent that they will track the time investment orders are received. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time net asset value is determined. Such orders will be priced at the net asset value next determined after acceptance of the order on a fund's behalf.

Special requirements for large redemptions

The fund has elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates the fund to make certain redemptions in cash. This requirement applies when a shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. American Century reserves the right at its sole discretion to honor these redemptions by making payment in whole or in part in readily marketable securities chosen by the fund manager (a "redemption-in-kind"). A redemption-in-kind payment can help the fund, and the remaining shareholders, avoid tax liabilities that might otherwise have been incurred.

If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We will provide these securities to the redeeming plan participant or financial intermediary in lieu of cash without prior notice. If payment is made in securities, a shareholder may incur brokerage or other transaction costs in converting these securities to cash. If you receive a redemption-in-kind payment, you may contact American Century Brokerage at 1-888-345-2171 to assist you with selling the securities you receive.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This policy minimizes the effect of the redemption on the fund and its remaining shareholders.


**********LEFT MARGIN CALLOUTS

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS

12       American Century Investments                           1-800-345-2021





Share Price and Distributions

Share Price

We determine the net asset value of the fund as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of the fund's investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by the fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's net asset value is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

If you invest in fund shares through a bank, financial advisor or other financial intermediary, it is the responsibility of your financial intermediary to transmit your purchase, exchange and redemption requests to the fund's' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transaction in accordance with the fund's' procedures or any contractual arrangements with the fund or the fund's' distributor in order for you to receive that day's price.

We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the funds net asset value next determined after acceptance on the funds behalf by such intermediary.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. While the fund seeks to minimize taxable distributions, it, from time-to-time, may realize some capital gains on the sale of investment securities and earn dividend income and interest. Each fund generally pays distributions of capital gains, if any, once a year in December. They may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

Shareholders must reinvest all distributions. Please consult our Investor Services Guide for further information regarding distributions.


**********LEFT MARGIN CALLOUTS

The net asset value of the fund is the price of the fund's shares and is calculated by determining the net assets of the fund and dividing by the number of shares outstanding.

Capital gains is the increase in the value of a capital asset, such as stock, from the time it is purchased. Tax becomes due on capital gains once the asset is sold.

**********END LEFT MARGIN CALLOUTS

www.americancentury.com                        rican Century Investments      13





Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts.

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of distributions

While the fund seeks to maximize long-term capital growth while minimizing taxable distributions, the fund may make distributions to its shareholders. For example, the fund manager may elect to sell a security even if it results in a taxable gain if it determines the tax impact is outweighed by the investment risk of the security or by the availability of replacement securities which are of a better value after considering the tax effect of the sale.

Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated by the sale of fund investments. Distribution of capital gains are classified either as short-term or long-term and are tax as follows:

Type of distribution          Tax rate for 15% bracket    Tax rate for 28% bracket or
                                                                     above
----------------------------- -------------------------- ------------------------------
Short-term capital gains        Ordinary income rate         Ordinary income rate
Long-term capital gains                  10%                          20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will send you a detail of the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions may also be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions.

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" are gains on fund shares held less than or equal to 12 months. "Long-term capital gains" are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.


**********LEFT MARGIN CALLOUTS

*    Buying a Dividend

     While the fund seeks to maximize long-term capital growth while minimizing taxable distributions, the fund may make distributions to its shareholders. Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

**********END LEFT MARGIN CALLOUTS


Multiple Class Information

American Century offers three classes of funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Institutional Class shares and are offered primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The fund may offer a different class of shares primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses, and/or minimum investment requirements than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.



14       American Century Investments                             1-800-345-2021






American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

Institutional Services
1-800-345-3533 or 816-531-5575

Fax
816-340-4655

www.americancentury.com

Telecommunications Device for the Deaf
1-800-345-1833 or 816-444-3038

Corporate, Not-for-Profit, Keogh,
SEP-, SARSEP, SIMPLE-IRA and 403(b) Services
1-800-345-3533

More information about the fund is contained in these documents:

Annual  and  Semiannual  Reports.  Contain  more  information  about the  fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month fiscal period.

Statement of Additional Information (SAI). Contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You can also get information about the fund (including the SAI) from the SEC.

v In person. Go to the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information about location and hours of operation.

v    On the internet. Go to www.sec.gov.

v By mail. Write to Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009. The SEC will charge a fee for copying the documents you request.

Investment Company Act File No. 811-0816

PART C.   OTHER INFORMATION.

ITEM 23. Exhibits (all exhibits not filed herewith are being incorporated herein by reference)


     (a) (1) Articles of Incorporation of Twentieth Century Investors, Inc., dated July 2, 1990 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (2) Articles of Amendment of Twentieth Century Investors, Inc., dated November 20, 1990 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (3) Articles of Merger of Twentieth Century Investors, Inc., a Maryland corporation and Twentieth Century Investors, Inc., a Delaware corporation, dated February 22, 1991 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29, 1996).

          (4) Articles of Amendment of Twentieth Century Investors, Inc., dated August 11, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (5) Articles Supplementary of Twentieth Century Investors, Inc., dated September 3, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (6) Articles Supplementary of Twentieth Century Investors, Inc., dated April 28, 1995 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (7) Articles Supplementary of Twentieth Century Investors, Inc., dated November 17, 1995 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (8) Articles Supplementary of Twentieth Century Investors, Inc., dated January 30, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (9) Articles Supplementary of Twentieth Century Investors, Inc., dated March 11, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 75 on Form N-1A on June 14, 1996).

          (10) Articles of Amendment of Twentieth Century Investors, Inc., dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28,
               1997).

          (11) Articles Supplementary of American Century Mutual Funds, Inc., dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28,
               1997).

          (12) Articles Supplementary of American Century Mutual Funds, Inc., dated July 28, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A on February 26,
               1998).

          (13) Articles Supplementary of American Century Mutual Funds, Inc., dated December 18, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A on February 26,
               1998).

          (14) Articles Supplementary of American Century Mutual Funds, Inc., to be filed by amendment.

     (b)  (1)  By-laws   of   Twentieth   Century    Investors,    Inc.   (filed
               electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29, 1996).

          (2) Amendment to Bylaws of American Century Mutual Funds, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on February 17, 1998).

     (c)  Not applicable.

     (d) (1) Management Agreement between American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated August 1, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A on February 26, 1998).

          (2) Addendum to Management Agreement between American Century Mutual Funds, Inc. and American Century Investment Management, Inc. to be filed by amendment.

     (e) (1) Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated January 15, 1998 (filed electronically as an Exhibit to Post-Effectivement Amendment No. 28 on Form N-1A of American Century Target Maturities Trust, File No. 2-94608, on January 30, 1998).

          (2) Amendment No. 1 to the Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated June 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 to the Registration Statement of American Century Capital Portfolios, Inc., File No. 33-64872, on June 26,
               1998).

          (3) Amendment No. 2 to the Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated December 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of American Century World Mutual Funds, Inc., File No. 33-39242, on November 13, 1998).

          (4) Amendment No. 3 to the Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated
               January 29, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 13 to the Registration Statement of American Century Capital Portfolios, Inc., File No. 33-64872, on November 25, 1998).

          (5) Amendment No. 4 to the Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. to be filed by amendment.

     (f)  Not Applicable.

     (g) (1) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham funds, dated August 9, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 31 on Form N-1A of American Century Government Income Trust, File No. 2-99222, on February 7, 1997).

          (2) Master Agreement between Commerce Bank, N.A. and Twentieth Century Services, Inc. dated January 22, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28, 1997).

     (h) Transfer Agency Agreement between Twentieth Century Investors, Inc. and Twentieth Century Services, Inc. dated March 1, 1991 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28, 1997).

     (i) Opinion and Consent of Counsel (filed electronically as an Exhibit to Post-Effective Amendment No. 79 on Form N-1A on November 30, 1998).

     (j)  (1)  Consent of Deloitte & Touche LLP to be filed by amendment.

          (2)  Consent of Baird, Kurtz & Dobson to be filed by amendment.

          (3) Power of Attorney dated July 25, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 79 on Form N-1A on November 30, 1998).

     (k)  Not applicable.

     (l)  Not applicable.

     (m) (1) Master Distribution and Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Advisor Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on February 17,
               1998).

          (2) Amendment No. 1 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc.(Advisor Class) dated June 13, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 77 on Form N-1A on July 17, 1997).

          (3) Amendment No. 2 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated September 30, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A on February 26, 1998).

          (4) Amendment No. 3 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated June 30, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on June 26, 1998).

          (5) Amendment No. 4 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 on Form N-1A of American Century World Mutual Funds, Inc., File No. 33-39242, on November 13, 1998).

          (6) Amendment No. 5 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) to be filed by amendment.

          (7) Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Service Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on February 17, 1998).

     (n)  Financial Data Schedule for Tax-Managed Value Fund is included herein.

     (o) (1) Multiple Class Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on February 17, 1998).

          (2) Amendment No. 1 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 13, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 77 on Form N-1A on July 17, 1997).

          (3) Amendment No. 2 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated September 30, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A on February 26, 1998).

          (4) Amendment No. 3 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 30, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on June 26, 1998).

          (5) Amendment No. 4 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 on Form N-1A of American Century World Mutual Funds, Inc., File No. 33-39242, on November 13, 1998).

          (6) Amendment No. 5 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated January 29, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 13 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on November 25, 1998).

          (7) Amendment No. 6 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. to be filed by amendment.

ITEM 24. Persons  Controlled  by or Under Common  Control with  Registrant.

     Not Applicable.

ITEM 25. Indemnification.

     The Corporation is a Maryland corporation. Section 2-418 of the General Corporation Law of Maryland allows a Maryland corporation to indemnify its directors, officers, employees and agents to the extent provided in such statute.

     Article Eighth of the Articles of Incorporation requires the indemnification of the corporation's directors and officers to the extent permitted by the General Corporation Law of Maryland, the Investment Company Act and all other applicable laws.

     The registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26. Business and Other Connections of Investment Advisor.

     American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 27. Principal Underwriters.

(a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Founders Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Institutional Funds
J.P. Morgan Funds
JPM Series Trust
JPM Series Trust II
LaSalle Partners Funds, Inc.
Kobrick-Cendant Investment Trust
Merrimac Series
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds I
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
National Investors Cash Management Fund, Inc.
Orbitex Group of Funds
SG Cowen Funds, Inc.
SG Cowen Income + Growth Fund, Inc.
SG Cowen Standby Reserve Fund, Inc.
SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
SG Cowen Series Funds, Inc.
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

     The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

(b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business Address*  Positions and Offices with          Positions and Offices with
                                      Underwriter                         Registrant

Marie E. Connolly                     Director, President and Chief       none
                                      Executive Officer

George A. Rio                         Executive Vice President            President, Principal Executive
                                                                          and Principal Financial Officer

Donald R. Roberson                    Executive Vice President            none

William S. Nichols                    Executive Vice President            none

Margaret W. Chambers                  Senior Vice President, General      None
                                      Counsel, Chief Compliance
                                      Officer, Secretary and Clerk
Michael S. Petrucelli                 Senior Vice President               None

Joseph F. Tower, III                  Director, Senior Vice President,    None
                                      Treasurer and Chief Financial
                                      Officer

Paula R. David                        Senior Vice President               None

Allen B. Closser                      Senior Vice President               None

Bernard A. Whalen                     Senior Vice President               None

William J. Nutt                       Chairman and Director               None
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

(c)  Not applicable.

ITEM 28. Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
     Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Mutual Funds, Inc., American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 29. Management Services

     Not Applicable.

ITEM 30. Undertakings.

     Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 80 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 1st day of December, 1998.

                                      American Century Mutual Funds, Inc.
                                      (Registrant)

                                      By: /s/Charles A. Etherington
                                          Charles A. Etherington,
                                          Assistant Vice President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 80 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                              Date

*George A. Rio              President, Principal Executive     December 1, 1998
George A. Rio               and Principal Financial Officer

*Maryanne Roepke            Vice President and Treasurer       December 1, 1998
Maryanne Roepke

*James E. Stowers, Jr.      Chairman of the Board and          December 1, 1998
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                           December 1, 1998
James E. Stowers III

*Thomas A. Brown            Director                           December 1, 1998
Thomas A. Brown

*Robert W. Doering, M.D.    Director                           December 1, 1998
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.      Director                           December 1, 1998
Andrea C. Hall, Ph.D.

*Donald H. Pratt            Director                           December 1, 1998
Donald H. Pratt

*Lloyd T. Silver, Jr.       Director                           December 1, 1998
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord     Director                           December 1, 1998
M. Jeannine Strandjord

*D. D. (Del) Hock           Director                           December 1, 1998
D. D. (Del) Hock

*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact